Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Securities Act File Number	001-42611
Entity Registrant Name	IsoEnergy Ltd.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1090
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	217 Queen Street West, Suite 401
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5V 0R2
Entity Address, Country	CA
City Area Code	833
Local Phone Number	572-2333
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ISOU
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	54,928,896
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	85
Auditor Name	KPMG LLP
Auditor Location	Vancouver, British Columbia, Canada
Entity Central Index Key	0001997377
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	CT Corporation
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940